Investments in Mortgage Revenue Bonds Investments in Mortgage Revenue Bonds (Notes)	12 Months Ended
Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Investments in Debt and Equity Instruments, Cash and Cash Equivalents, Unrealized and Realized Gains (Losses) [Text Block]
5.  Investments in Mortgage Revenue Bonds

Each of the mortgage revenue bonds were issued by various state and local governments, their agencies and authorities to finance the construction or rehabilitation of income-producing real estate properties. However, the mortgage revenue bonds do not constitute an obligation of any state or local government, agency or authority and no state or local government, agency or authority is liable on them, nor is the taxing power of any state or local government pledged to the payment of principal or interest on the mortgage revenue bonds. The mortgage revenue bonds are non-recourse obligations of the respective owners of the properties. The sole source of the funds to pay principal and interest on the mortgage revenue bonds is the net cash flow or the sale or refinancing proceeds from the properties. Each mortgage revenue bond, however, is collateralized by a mortgage on all real and personal property included in the related property and bears interest at a fixed rate and four of the mortgage revenue bonds provide for the payment of additional contingent interest that is payable solely from available net cash flow generated by the financed property.

The mortgage revenue bonds owned by the Company have been issued to provide construction and/or permanent financing for the Residential Properties. The carrying value of each of the Partnership’s mortgage revenue bonds as of December 31, 2014 and 2013 is as follows:

	December 31, 2014
Description of Tax-Exempt	Cost adjusted	Unrealized	Unrealized	Estimated
Mortgage Revenue Bonds	for pay-downs	Gain	Loss	Fair Value

Arbors at Hickory Ridge (3)	$11,570,933	$1,792,303	$—	$13,363,236
Ashley Square (1)	5,159,000	486,559	—	5,645,559
Avistar at Chase Hill A Bond (3)	10,000,000	1,196,800	—	11,196,800
Avistar at the Crest A Bond (3)	9,700,000	1,419,692	—	11,119,692
Avistar at the Oaks A Bond (3)	7,800,000	869,622	—	8,669,622
Avistar in 09 A Bond (3)	6,735,000	750,885	—	7,485,885
Avistar on the Boulevard A Bond (3)	16,525,000	2,418,599	—	18,943,599
Avistar on the Hills A Bond (3)	5,389,000	743,520	—	6,132,520
Bella Vista (1)	6,490,000	625,571	—	7,115,571
Bridle Ridge (1)	7,655,000	659,249	—	8,314,249
Brookstone (1)	7,468,888	1,360,589	—	8,829,477
Bruton Apartments (2)	18,145,000	1,455,955	—	19,600,955
Copper Gate Apartments (3)	5,220,000	563,656	—	5,783,656
Cross Creek (1)	6,074,817	2,542,262	—	8,617,079
Decatur Angle (2)	23,000,000	919,540	—	23,919,540
Greens Property A Bond (3)	8,366,000	1,005,119	—	9,371,119
Harden Ranch A Bond (3)	6,960,000	511,421	—	7,471,421
Lake Forest (1)	8,886,000	1,003,614	—	9,889,614
Live 929 Apartments (2)	40,895,739	3,797,745	—	44,693,484
Pro Nova 2014-1 and 2014-2 (2)	20,095,169	1,043,431	—	21,138,600
Ohio Properties A Bonds (1)	14,407,000	2,444,034	—	16,851,034
Runnymede (1)	10,440,000	1,385,910	—	11,825,910
Southpark (1)	11,842,206	3,743,692	—	15,585,898
The Palms at Premier Park Apartments (3)	20,152,000	2,680,619	—	22,832,619
The Suites on Paseo (2)	35,450,000	3,193,691	—	38,643,691
Tyler Park Apartments A Bond (3)	6,075,000	345,060	—	6,420,060
Westside Village Market A Bond (3)	3,970,000	225,496	—	4,195,496
Woodlynn Village (1)	4,390,000	376,706	—	4,766,706
Mortgage revenue bonds held in trust	$338,861,752	$39,561,340	$—	$378,423,092
(1) Bonds owned by ATAX TEBS I, LLC, Note 11
(2) Bond held by Deutsche Bank in a secured financing transaction, Note 11
(3) Bonds owned by ATAX TEBS II, LLC, Note 11

	December 31, 2014
Description of Tax-Exempt	Cost adjusted	Unrealized	Unrealized	Estimated
Mortgage Revenue Bonds	for pay-downs	Gain	Loss	Fair Value

Avistar at Chase Hill B Bond	$965,000	$144,769	$—	$1,109,769
Avistar at the Crest B Bond	759,000	124,286	—	883,286
Avistar at the Oaks B Bond	554,000	54,325	—	608,325
Avistar in 09 B Bond	457,000	50,608	—	507,608
Avistar on the Boulevard B Bond	451,000	73,851	—	524,851
Greens Property B Bond	945,638	376,203	—	1,321,841
Glenview Apartments	6,723,000	—	—	6,723,000
Harden Ranch B Bond	2,340,000	—	(1,501)	2,338,499
Heritage Square	11,705,000	1,109,125	—	12,814,125
Montclair Apartments	3,458,000	—	—	3,458,000
Ohio Properties B Bonds	3,573,430	668,542	—	4,241,972
Renaissance	12,675,000	1,055,807	—	13,730,807
Santa Fe Apartments	4,736,000	—	—	4,736,000
Tyler Park B Bond	2,025,000	—	(17,395)	2,007,605
Vantage at Harlingen	6,692,000	707,813	—	7,399,813
Vantage at Judson	6,049,000	717,230	—	6,766,230
Westside Village B Bond	1,430,000	—	(686)	1,429,314
Mortgage revenue bonds	$65,538,068	$5,082,559	$(19,582)	$70,601,045

	December 31, 2013
Description of Mortgage	Cost adjusted	Unrealized	Unrealized	Estimated
Revenue Bonds	for Pay-downs	Gain	Loss	Fair Value
Arbors at Hickory Ridge (2)	$11,576,209	$225,690	$—	$11,801,899
Ashley Square (1)	5,212,000	—	—	5,212,000
Autumn Pines (2)	12,147,873	—	(195,355)	11,952,518
Avistar at Chase Hill A Bond (2)	8,960,000	—	(850,752)	8,109,248
Avistar at the Crest A Bond (2)	8,759,000	—	(1,298,785)	7,460,215
Avistar at the Oaks (2)	8,354,000	—	(1,103,115)	7,250,885
Avistar in 09 (2)	7,192,000	—	(588,254)	6,603,746
Avistar on the Boulevard A Bond (2)	13,760,000	—	(1,306,512)	12,453,488
Avistar on the Hills (2)	5,389,000	—	(417,724)	4,971,276
Bella Vista (1)	6,545,000	—	(473,989)	6,071,011
Bridle Ridge (1)	7,715,000	—	(452,870)	7,262,130
Brookstone (1)	7,463,641	841,751	—	8,305,392
Cross Creek (1)	6,042,297	1,480,266	—	7,522,563
Greens Property A Bond (2)	8,437,501	—	(577,426)	7,860,075
Lake Forest (1)	8,997,000	—	(289,461)	8,707,539
Lost Creek (1)	15,883,084	1,743,088	—	17,626,172
Ohio Properties A Bonds (1)	14,498,000	—	—	14,498,000
Runnymede (1)	10,525,000	—	(551,510)	9,973,490
Southpark (1)	11,878,885	1,018,750	—	12,897,635
The Suites on Paseo (2)	35,750,000	—	(2,502)	35,747,498
Woodlynn Village (1)	4,426,000	—	(340,979)	4,085,021
Mortgage revenue bonds held in trust	$219,511,490	$5,309,545	$(8,449,234)	$216,371,801

(1) Bonds owned by ATAX TEBS I, LLC, Note 11
(2) Bond held by Deutsche Bank in a secured financing transaction, Note 11

	December 31, 2013
Description of Mortgage	Cost adjusted	Unrealized	Unrealized	Estimated
Revenue Bonds	for Pay-downs	Gain	Loss	Fair Value
Avistar at Chase Hill B Bond	$2,005,000	$—	$(159,117)	$1,845,883
Avistar at the Crest B Bond	1,700,000	—	(134,912)	1,565,088
Avistar on the Boulevard B Bond	3,216,000	—	(255,222)	2,960,778
Copper Gate Apartments	5,220,000	—	(252,648)	4,967,352
Greens Property B Bond	948,291	189,589	—	1,137,880
Ohio Properties B Bonds	3,583,590	150,864	—	3,734,454
Renaissance	7,975,000	—	(16,964)	7,958,036
The Palms at Premier Park	20,152,000	—	(283,942)	19,868,058
Tyler Park Apartments	8,100,000	—	(526,601)	7,573,399
Vantage at Harlingen	6,692,000	—	(211,735)	6,480,265
Vantage at Judson	6,049,000	—	(190,423)	5,858,577
Westside Village Market	5,400,000	—	(403,400)	4,996,600
Mortgage revenue bonds	$71,040,881	$340,453	$(2,434,964)	$68,946,370

Valuation - As all of the Company’s investments in mortgage revenue bonds are classified as available-for-sale securities, they are carried on the balance sheets at their estimated fair values. As of December 31, 2014, the weighted average base rate of the mortgage revenue bonds reported in the consolidated financial statements was approximately 6.0% per annum. Due to the limited market for the mortgage revenue bonds, these estimates of fair value do not necessarily represent what the Company would actually receive in a sale of the bonds.   There is no active trading market for the bonds and price quotes for the bonds are not generally available.  As of December 31, 2014 and December 31, 2013, all of the Company’s mortgage revenue bonds were valued using discounted cash flow or yield to maturity analysis performed by management.  Management’s valuation encompasses judgment in its application.  The key assumption in management’s yield to maturity analysis is the range of effective yields on the individual bonds.  At December 31, 2014, the range of effective yields on the individual bonds was 4.7% to 8.3% per annum.  Additionally, the Company calculated the sensitivity of the key assumption used in calculating the fair values of these bonds.  Assuming an immediate ten percent adverse change in the key assumption, the effective yields on the individual bonds would increase to a range of 5.1% to 9.1% per annum and would result in additional unrealized losses on the bond portfolio of approximately $26.2 million.  This sensitivity analysis is hypothetical and is as of a specific point in time.  The results of the sensitivity analysis may not be indicative of actual changes in fair value and should be used with caution.  If available, the general partner may also consider price quotes on similar bonds or other information from external sources, such as pricing services.  Pricing services, broker quotes and management’s analysis provide indicative pricing only.

Unrealized gains or losses on these mortgage revenue bonds are recorded in accumulated other comprehensive income (loss) to reflect changes in their estimated fair values resulting from market conditions and fluctuations in the present value of the expected cash flows from the underlying properties. As of December 31, 2014, two mortgage revenue bonds, Tyler Park B Bond and Westside Village B Bond, have been in an unrealized loss position for greater than twelve months.  The Company has reviewed each of its mortgage revenue bonds for impairment. Based upon this evaluation, the current unrealized losses on these two bonds are not considered to be other-than-temporary. If yields on new issuance of investments increase, the Company experiences deterioration in the estimated fair values of its investment portfolio, or if the Company’s intent and ability to hold certain bonds changes, the Company may incur impairments to its investment portfolio which could negatively impact the Company’s financial condition, cash flows, and reported earnings. The Company has the intent and ability to hold both of these mortgage revenue bonds until their stated maturity.

The Harden Ranch B mortgage revenue bond was purchased in 2014 so it has been in unrealized loss positions for less than twelve months.

The Company’s ability to recover the mortgage revenue bonds’ entire amortized cost basis is dependent upon the issuer being able to meet debt service requirements.  The primary source of repayment is the cash flows produced by the property which serves as the collateral for the bonds.  The Company utilizes a discounted cash flow model for the underlying property and compares the results of the model to the amortized cost basis of the bond.  These models reflect the cash flows expected to be generated by the underlying properties over a ten year period, including an assumed property sale at the end of year ten, discounted using the effective interest rate on the bonds in accordance with the accounting guidance on other-than-temporary impairment of debt securities. The revenue, expense, and resulting net operating income projections which are the basis for the discounted cash flow model are based on judgment.

Recent Bond Activity
In November 2014, the Partnership acquired six mortgage revenue bonds. They are as follows:

•
The Partnership purchased an approximate $4.7 million par value Series A and an approximate $2.0 million par value Series B mortgage revenue bonds. These mortgage revenue bonds are secured by Glenview Apartments, an 88 unit multifamily residential property in Cameron, California.

•
The Partnership purchased an approximate $2.5 million par value Series A and an approximate $1.0 million par value Series B mortgage revenue bonds. These mortgage revenue bonds are secured by Montclair Apartments, an 80 unit multifamily residential property in Lemoore, California.

•
The Partnership purchased an approximate $3.0 million par value Series A and an approximate $1.7 million par value Series B mortgage revenue bonds. These mortgage revenue bonds are secured by Santa Fe Apartments, an 89 unit multifamily residential property in Hesperia, California.

These three Series A mortgage revenue bonds each carry an annual interest rate of 5.75% and mature on December 1, 2031. The three Series B mortgage revenue bonds each carry an annual interest rate of 5.50% for the first year and 8.0% for the second year, maturing on December 1, 2016.

In October 2014, the Company acquired at 99% of par, two mortgage revenue bonds, 2014-2 with a par value of $10.0 million with an annual stated interest rate of approximately 5.3% and 2014-1 with a par value of $10.0 million with a stated interest rate of approximately 6.0%, maturing on May 1, 2025 and May 1, 2034, respectively. These mortgage revenue bonds are secured by ground, facility, and equipment at The Proton Therapy Center, LLC d/b/a Provision Center for Proton Therapy (“Pro Nova”), an ancillary health care facility providing cutting edge proton and traditional photon therapy treatment to cancer patients in Knoxville, Tennessee. The Company simultaneously executed two new TOB Trusts under its credit facility with DB securitizing this transaction, borrowing approximately $18.0 million at a fixed rate of approximately 4.0% per annum which will mature in July 2017(Note 11). Pursuant to the terms of this TOB trust the Partnership is required to reimburse DB for any shortfall realized on the contractual cash flows on the SPEARS.

In August 2014, the Company acquired at par an approximate $11.2 million par value Series 2014A mortgage revenue bond with a stated interest rate of 6.0%, which will mature on September 1, 2051. In addition, the Company purchased a $520,000 par value Subordinate Series 2014B mortgage revenue bond with a stated interest rate of 12.0% which will mature on October 1, 2051. These mortgage revenue bonds are secured by Heritage Square, a 204 unit multifamily residential property in Edinburg, Texas.

In August 2014, the Company acquired at par the approximate $18.1 million mortgage revenue bond secured by Bruton Apartments, a 264 unit multifamily residential property under construction in Dallas, Texas. The mortgage revenue bond carries an annual interest rate of 6.0% and matures on August 1, 2054.

In June 2014, the Partnership acquired an approximate $40.3 million par value mortgage revenue bond secured by the Live 929 Apartments, with a 5.8% annual stated interest rate which will mature on July 1, 2049. The project is a 572-bed existing student housing project on the campus of The Johns Hopkins University School of Medicine in Baltimore, Maryland. In July 2014, this investment closed upon the execution of a $35.0 million tender option bond (“TOB”) Trust under the existing TOB structure (Note 11) plus approximately $5.3 million in cash.

In April 2014, the mortgage revenue bond secured by Autumn Pines was sold for the outstanding principal and accrued base interest. The Company received approximately $13.1 million for the Autumn Pines mortgage revenue bond and recognized a gain of approximately $873,000 after payment of all TOB related financing fees. This gain was Tier 2 income with approximately $650,000 allocated to the unitholders and approximately $218,000 was allocated to the General Partner. This mortgage revenue bond had been acquired at a discount on June 1, 2011. The Company’s $9.8 million TOB financing facility which was the securitization of this mortgage revenue bond was collapsed and paid off in full in connection with this sale.

In February 2014, the Partnership acquired at par the senior $7.0 million par value and a subordinate $2.3 million par value mortgage revenue bond secured by Harden Ranch, a 100 unit multifamily residential property in Salinas, California. The senior mortgage revenue bond carries an annual interest rate of approximately 5.8% and matures on March 1, 2030. The subordinate mortgage revenue bond carries an annual interest rate of 5.5% for the first year and 8.0% for the second year and matures on March 1, 2016.

In February 2014, the Company acquired at par the senior $23.0 million par value mortgage revenue bond secured by Decatur Angle Apartments, a 302 unit multifamily residential property under construction in Fort Worth, Texas. The mortgage revenue bond carries an annual interest rate of 5.8% and matures on January 1, 2054.

In February 2014, the mortgage revenue bond secured by Lost Creek was redeemed for an amount greater than the outstanding principal and accrued base interest. This $18.5 million par value mortgage revenue bond had been acquired for approximately $15.9 million in May 2010. The Company received approximately $18.7 million for the Lost Creek mortgage revenue bond resulting in an approximate $2.8 million realized gain. This gain was Tier 2 income with approximately $2.1 million allocated to the unitholders and approximately $709,000 allocated to the General Partner.

In December 2013, the Partnership acquired seven mortgage revenue bonds. They are as follows:

•
The Partnership purchased an approximate $5.2 million par value Series A mortgage revenue bond with a stated interest rate of 6.25% per annum secured by Copper Gate Apartments, a 128 unit multifamily residential property in Lafayette, Indiana, maturing on December 1, 2029.

•
The Partnership purchased an approximate $6.1 million par value senior and an approximate $2.0 million par value subordinate mortgage revenue bonds with stated interest rates of 5.75% and 5.5% per annum, respectively. These mortgage revenue bonds are secured by Tyler Park Townhomes, an 88 unit multifamily residential property in Greenfield, California. The senior mortgage revenue bond matures on January 1, 2030 and the subordinate mortgage revenue bond matures on January 1, 2016.

•
The Partnership purchased an approximate $4.0 million par value senior and an approximate $1.4 million par value subordinate mortgage revenue bonds with stated interest rates of 5.75% and 5.5% per annum, respectively. These mortgage revenue bonds are secured by Westside Village, an 81 unit multifamily residential property in Shafter, California; The senior mortgage revenue bond matures on January 1, 2030 and the subordinate mortgage revenue bond matures on January 1, 2016.

•
The Partnership purchased an approximate $20.2 million par value Series A mortgage revenue bond with a stated interest rate of 6.25% per annum secured by The Palms at Premier Park Apartments, a 240 unit multifamily residential property in Columbia, South Carolina. This mortgage revenue bond matures on January 1, 2050.

•
The Partnership purchased an approximate $35.8 million par value Series A mortgage revenue bond with a stated interest rate of 6.25% per annum secured by The Suites on Paseo, a 384 bed student housing project in San Diego, California. This mortgage revenue bond matures on December 1, 2048.

Effective December 1, 2013, the ownership of Lake Forest became a not-for-profit entity, a reconsideration event, and Lake Forest ceased to be reported as a Consolidated VIE. As such, the Partnership is reporting the estimated fair value of the Lake Forest mortgage revenue bond as an investment asset for the first time in 2013.

In August 2013, the Partnership acquired a mortgage revenue bond secured by the Vantage at Harlingen Apartments, a 288 unit multifamily residential property located in Harlingen, Texas which is under construction. The Series C bond was purchased for approximately $6.7 million par value, carries a base interest rate of 9.0% per annum, and matures on October 1, 2053. The Partnership also acquired an approximate $1.3 million subordinate taxable bond which is recorded as an Other Asset. The Vantage at Harlingen Apartments has a construction loan with an unrelated bank and the Partnership’s mortgage revenue bonds are second lien borrowings to that construction loan.

Under the terms of a Forward Delivery Bond Purchase Agreement, the Partnership has agreed to purchase a new mortgage revenue bond between $18.0 million to approximately $24.7 million (“Harlingen Series B Bond”) secured by the Vantage at Harlingen Apartments which will be delivered by the mortgage revenue bond issuer once the property meets specific obligations and occupancy rates. The final amount of the Series B Bond will depend on the appraisal of the stabilized property. The Harlingen Series B Bond will have a stated annual interest rate of 6.0% per annum and bond proceeds must be used to pay off the construction loan to the bank and all or a portion of the $6.7 million subordinate Series C mortgage revenue bond. The Partnership accounts for the bond purchase commitment as an available-for-sale security and, as such, records the change in the estimated fair value of the bond purchase commitment as an asset or liability with changes in such valuation recorded in other comprehensive income.  As of December 31, 2014, the Partnership estimated the value of this Bond Purchase Commitment and recorded in other assets an asset of approximately $1.4 million. As of December 31, 2013, the Partnership estimated the value of this Bond Purchase Commitment and recorded a liability of approximately $1.7 million.

During the first quarter of 2013, BC Partners contributed $6.5 million of capital into the Crescent Village, Willow Bend, and Post Woods (collectively, the “Ohio Properties”) which allowed the Company to recognize a sale of the discontinued operations (Note 10). As such, the Partnership is reporting the estimated fair value of the Ohio Properties’ mortgage revenue bonds as assets in the consolidated balance sheet for the first time in 2013.

In July 2013, the limited partner property owner contributed approximately $800,000 of additional capital into the Greens Property which allowed the Company to recognize a sale of the discontinued operations (Note 10). As such, the Partnership is reporting the estimated fair value of the Green Property mortgage revenue bonds as an asset in the consolidated balance sheet for the first time in 2013.

In June 2013, the Partnership redeemed its interest in the Iona Lakes mortgage revenue bond for approximately $21.9 million. This redemption resulted in the realization of approximately $6.5 million in contingent interest income and approximately $4.6 million realized loss on a taxable property loan. The trust indenture for this bond had a waterfall feature which stipulated that all unpaid contingent interest must be paid prior to making payment on any taxable loan between the owner of the bond and the property.

In June 2013, the Partnership acquired six mortgage revenue bonds secured by three properties located in San Antonio, Texas. The mortgage revenue bond purchases are as follows: approximately $5.9 million par value Series A and approximately $2.5 million par value Series B mortgage revenue bonds secured by the Avistar at the Oaks Apartments, a 156 unit multifamily residential property; approximately $3.1 million Series A and approximately $2.3 million Series B mortgage revenue bonds secured by the Avistar on the Hills Apartments, a 129 unit multifamily residential property; and approximately $5.5 million Series A and approximately $1.7 million Series B mortgage revenue bonds secured by Avistar in 09 Apartments, a 133 unit multifamily residential property. The three Series A mortgage revenue bonds each carry an annual interest rate of 6.0% per annum and mature on August 1, 2050. The three Series B mortgage revenue bonds each carry an annual base interest rate of 9.0% per annum and mature on September 1, 2050. The Partnership also acquired approximately $831,000 of taxable mortgage revenue bonds which also carry a base interest rate of 9.0% per annum and mature on September 1, 2050. On June 30, 2014 the Company finalized the restructuring of these six mortgage revenue bonds moving approximately $5.5 million in Series B mortgage revenue bonds to Series A mortgage revenue bonds. The par bond values reported on December 31, 2014 are as follows: approximately $7.8 million par value Series A and approximately $0.6 million par value Series B mortgage revenue bonds secured by the Avistar at the Oaks Apartments, a 156 unit multifamily residential property; approximately $5.4 million Series A mortgage revenue bonds secured by the Avistar on the Hills Apartments, a 129 unit multifamily residential property; and approximately $6.7 million Series A and approximately $0.5 million Series B mortgage revenue bonds secured by Avistar in 09 Apartments, a 133 unit multifamily residential property. The three Series A mortgage revenue bonds each carry an annual interest rate of 6.0% per annum and mature on August 1, 2050. The three Series B mortgage revenue bonds each carry an annual base interest rate of 9.0% per annum and mature on September 1, 2050. The Partnership also acquired approximately $831,000 of taxable mortgage revenue bonds which also carry a base interest rate of 9.0% per annum and mature on September 1, 2050. In connection with the mortgage revenue bond restructuring the Company loaned these entities approximately $526,000 to cover the costs of restructuring the mortgage revenue bonds (Note 9). The Company has determined that the entity which owns the three properties is an unrelated not-for-profit which under the accounting guidance is not subject to applying the VIE consolidation guidance. As a result, the properties’ financial statements are not consolidated into the consolidated financial statements of the Company.

On May 29, 2013 the Partnership received the Sheriff’s deed conveying title of the Woodland Park property to a wholly-owned subsidiary of the Partnership which settled the ongoing foreclosure of this mortgage revenue bond. Woodland Park became an MF Property upon title conveyance (Note 8). The Partnership is converting the property to a market rate rent execution to maximize its value but may look to turn it back to an affordable rental property and then seek to place new mortgage revenue bond financing on the property and acquire the bonds.

In April 2013, the Partnership acquired the Series C mortgage revenue bond secured by the Renaissance Gateway Apartments, a 208 unit multifamily residential property located in New Orleans, Louisiana for approximately $2.9 million par value. This property is undergoing a major rehabilitation and the Partnership has agreed to fund a total of approximately $8.6 million of a Series A mortgage revenue bond during construction which is estimated to be completed in August 2014. During the third and fourth quarter of 2013, the Partnership purchased $1.3 million par value Series B and $3.9 million par value Series A mortgage revenue bonds. During the first nine months of 2014, the Partnership purchased the remaining approximate $4.7 million par value Series A mortgage revenue bond. The Series C mortgage revenue bond carries a base interest rate of 12.0% per annum and matures on June 1, 2015. The Series A and Series B mortgage revenue bonds carry a base interest rate of 6.0% and 12.0% per annum, respectively, maturing on June 1, 2030. Upon completion of construction and stabilization, the approximate $2.9 million Series C bond will be paid back on the earlier of when the property receives its final equity contribution by the limited partner or June 1, 2015. At December 31, 2013 there was a Bond Purchase Commitment in place which the Partnership accounted for as an available-for-sale security and recorded the change in estimated fair value of the Bond Purchase Commitment as an asset or liability with changes in such valuation recorded in other comprehensive income.  As of December 31, 2013, the Partnership estimated the value of this Bond Purchase Commitment and recorded a liability of approximately $600,000. There was no Bond Purchase Commitment in place at December 31, 2014.

The Partnership accounts for the remaining Bond Purchase Commitment as an available-for-sale security and, as such, records the change in estimated fair value of the Bond Purchase Commitment as an asset or liability with changes in such valuation recorded in other comprehensive income.

In February 2013, the Partnership acquired six mortgage revenue bonds secured by three properties located in San Antonio, Texas. The bond purchases are as follows: approximately $13.8 million par value Series A and approximately $3.2 million par value Series B mortgage revenue bonds secured by the Avistar on the Boulevard, a 344 unit multifamily residential property; approximately $9.0 million Series A and approximately $2.0 million Series B mortgage revenue bonds secured by the Avistar at Chase Hill, a 232 unit multifamily residential property; and approximately $8.8 million Series A and approximately $1.7 million Series B mortgage revenue bonds secured by Avistar at the Crest, a 200 unit multifamily residential property. The three Series A mortgage revenue bonds each carry an annual interest rate of 6.0% per annum and mature on March 1, 2050. The three Series B mortgage revenue bonds each carry an annual base interest rate of 9.0% per annum and mature on April 1, 2050. The Partnership also acquired approximately $804,000 of taxable mortgage revenue bonds which also carry a base interest rate of 9.0% per annum and mature on April 1, 2050. On June 30, 2014 the Company finalized the restructuring of six mortgage revenue bonds moving approximate$4.7 million in Series B mortgage revenue bonds to Series A mortgage revenue bonds. The par bond values reported on September 30, 2014 are as follows: approximately $16.5 million par value Series A and approximately $0.5 million par value Series B mortgage revenue bonds secured by the Avistar on the Boulevard, a 344 unit multifamily residential property; approximately $10.0 million Series A and approximately $1.0 million Series B mortgage revenue bonds secured by the Avistar at Chase Hill, a 232 unit multifamily residential property; and approximately $9.7 million Series A and approximately $0.8 million Series B mortgage revenue bonds secured by Avistar at the Crest, a 200 unit multifamily residential property. The three Series A mortgage revenue bonds each carry an annual interest rate of 6.0% per annum and mature on March 1, 2050. The three Series B mortgage revenue bonds each carry an annual base interest rate of 9.0% per annum and mature on April 1, 2050. The Partnership also acquired approximately $804,000 of taxable mortgage revenue bonds which also carry a base interest rate of 9.0% per annum and mature on April 1, 2050. The Company has determined that the entity which owns the three Avistar properties is an unrelated not-for-profit which under the accounting guidance is not subject to applying the VIE consolidation guidance. As a result, the properties’ financial statements are not consolidated into the consolidated financial statements of the Company.

In December 2012, the Partnership purchased an approximate $6.0 million subordinate mortgage revenue bond and a $934,000 subordinate taxable bond both secured by the Vantage at Judson Apartments. This property is located in San Antonio, Texas and construction on this property was complete in the summer of 2014. Both bonds mature on February 1, 2053 and carry an annual cash interest rate of 9.0% per annum plus allow for an additional 3% per annum of interest calculated on the property’s cash flows after debt service. The Vantage at Judson Apartments has a construction loan with an unrelated Bank and the Partnership’s bonds are second lien borrowings to that construction loan. The property will have 288 units when construction is completed in the spring of 2014. The Company has determined that the entity which owns Vantage at Judson Apartments is an unrelated not-for-profit which under the accounting guidance is not subject to applying the VIE consolidation guidance. As a result, the property’s financial statements are not consolidated into the consolidated financial statements of the Company.

Under the terms of a Forward Delivery Bond Purchase Agreement, the Partnership has agreed to purchase a new mortgage revenue bond of up to $26.7 million (“Series B Bonds”) which will be delivered by the mortgage revenue bond issuer once the property meets specific obligations and occupancy rates. The Series B Bonds will have a stated annual interest rate of 6.0% per annum and bond proceeds must be used to pay off the construction loan to the Bank and all or a portion of the approximately $6.0 million subordinate mortgage revenue bond. The property is in the lease up phase and the Partnership has not terminated the purchase commitment. The Partnership accounts for the bond purchase agreement as an available-for-sale security and, as such, records the estimated value of the forward purchase commitment as an asset or liability with changes in such valuation recorded in other comprehensive income.  As of December 31, 2014, the Partnership has estimated the value of this bond purchase commitment and recorded an asset in other assets of approximately $2.0 million. As of December 31, 2013, the Partnership estimated the value of this bond purchase commitment and recorded a liability of approximately $2.0 million.

The properties securing the Company’s mortgage revenue bonds are geographically dispersed throughout the United States with significant concentrations in California and Texas. As of December 31, 2014 and 2013, the concentration in California, as a percentage of principal outstanding, was approximately 18% and 27%. As of December 31, 2014 and 2013, the concentration in Texas, as a percentage of principal outstanding, was approximately 38% and 35%. The Live 929 property in Baltimore, Maryland represents approximately 10% of the outstanding principal of the mortgage revenue bonds as of December 31, 2014.
Descriptions of certain terms of the mortgage revenue bonds are as follows:

Property Name	Location	Maturity Date	Base Interest Rate	Principal Outstanding at Dec. 31, 2014

Arbors at Hickory Ridge (3)	Memphis, TN	12/1/2049	6.25%	$11,450,000
Ashley Square (1)	Des Moines, IA	12/1/2025	6.25%	5,159,000
Avistar on the Boulevard - Series A (3)	San Antonio, TX	3/1/2050	6.00%	16,525,000
Avistar at Chase Hill - Series A (3)	San Antonio, TX	3/1/2050	6.00%	10,000,000
Avistar at the Crest - Series A (3)	San Antonio, TX	3/1/2050	6.00%	9,700,000
Avistar (February 2013 Acquisition) - Series B (3 Bonds)	San Antonio, TX	4/1/2050	9.00%	2,175,000
Avistar at the Oak - Series A (3)	San Antonio, TX	8/1/2050	6.00%	7,800,000
Avistar in 09 - Series A (3)	San Antonio, TX	8/1/2050	6.00%	6,735,000
Avistar on the Hill - Series A (3)	San Antonio, TX	8/1/2050	6.00%	5,389,000
Avistar (June 2013 Acquisition) - Series B (3 Bonds)	San Antonio, TX	9/1/2050	9.00%	1,011,000
Bella Vista (1)	Gainesville, TX	4/1/2046	6.15%	6,490,000
Bridle Ridge (1)	Greer, SC	1/1/2043	6.00%	7,655,000
Brookstone (1)	Waukegan, IL	5/1/2040	5.45%	9,256,001
Bruton (2)	Dallas, TX	8/1/2054	6.00%	18,145,000
Copper Gate Apartments (3)	Lafayette, IN	12/1/2029	6.25%	5,220,000
Cross Creek	Beaufort, SC	3/1/2049	6.15%	8,422,997
Decatur Angle (2)	Fort Worth, TX	1/1/2054	5.75%	23,000,000
Glenview - Series A	Cameron Park, CA	12/1/2031	5.75%	4,670,000
Glenview - Series B	Cameron Park, CA	12/1/2016	5.50%	2,053,000
Greens of Pine Glen - Series A (3)	North Carolina	10/1/2047	6.50%	8,366,000
Greens of Pine Glen - Series B	North Carolina	10/1/2047	9.00%	945,638
Harden Ranch - Series A (3)	Salinas, CA	3/1/2030	5.75%	6,960,000
Harden Ranch - Series B	Salinas, CA	3/1/2016	5.50%	2,340,000
Heritage Square - Series A	Edinburg, TX	9/1/2051	6.00%	11,185,000
Heritage Square - Series B	Edinburg, TX	10/1/2051	12.00%	520,000
Lake Forest Apartments (1)	Daytona Beach, FL	12/1/2031	6.25%	8,886,000
Live 929 (2)	Baltimore, MD	7/1/2049	5.78%	40,245,000
Montclair - Series A	Lemoore, CA	12/1/2031	5.75%	2,530,000
Montclair - Series B	Lemoore, CA	12/1/2016	5.50%	928,000
Ohio Bond - Series A (1)	Ohio	6/1/2050	7.00%	14,407,000
Ohio Bond - Series B	Ohio	6/1/2050	10.00%	3,573,430
Pro Nova - 2014-1	Knoxville, TN	5/1/2034	6.00%	10,000,000
Pro Nova - 2014-2	Knoxville, TN	5/1/2025	5.25%	10,000,000
Renaissance - Series A	Baton Rouge, LA	6/1/2050	6.00%	8,550,000
Renaissance - Series B	Baton Rouge, LA	6/1/2050	12.00%	1,250,000
Renaissance - Series C	Baton Rouge, LA	6/1/2015	12.00%	2,875,000
Runnymede (1)	Austin, TX	10/1/2042	6.00%	10,440,000
Santa Fe - Series A	Hesperia, CA	12/1/2031	5.75%	3,065,000
Santa Fe - Series B	Hesperia, CA	12/1/2016	5.50%	1,671,000
Southpark (1)	Austin, TX	12/1/2049	6.13%	13,680,000
The Palms at Premier Park (3)	Columbia, SC	1/1/2050	6.25%	20,152,000

Property Name	Location	Maturity Date	Base Interest Rate	Principal Outstanding at Dec. 31, 2014

The Suites on Paseo (2)	San Diego, CA	12/1/2048	6.25%	$35,450,000
Tyler Park Townhomes - Series A(3)	Greenfield, CA	1/1/2030	5.75%	6,075,000
Tyler Park Townhomes - Series B	Greenfield, CA	1/1/2016	5.50%	2,025,000
Vantage at Judson	San Antonio, TX	2/1/2053	9.00%	6,049,000
Vantage at Harlingen	San Antonio, TX	9/1/2053	9.00%	6,692,000
Westside Village Market - Series A(3)	Shafter, CA	1/1/2030	5.75%	3,970,000
Westside Village Market - Series B	Shafter, CA	1/1/2016	5.50%	1,430,000
Woodlynn Village (1)	Maplewood, MN	11/1/2042	6.00%	4,390,000
				$409,506,066
(1) Bonds owned by ATAX TEBS I, LLC, Note 11
(2) Bond held by Deutsche Bank AG in a secured financing transaction, Note 11
(3) Bonds owned by ATAX TEBS II, LLC, Note 11

Property Name	Location	Maturity Date	Base Interest Rate	Principal Outstanding at Dec. 31, 2013

Arbors at Hickory Ridge (2)	Memphis, TN	12/1/2049	6.25%	$11,450,000
Ashley Square (1)	Des Moines, IA	12/1/2025	6.25%	5,212,000
Autumn Pines (2)	Humble, TX	10/1/2046	5.80%	13,110,000
Avistar on the Boulevard - Series A (2)	San Antonio, TX	3/1/2050	6.00%	13,760,000
Avistar at Chase Hill - Series A (2)	San Antonio, TX	3/1/2050	6.00%	8,960,000
Avistar at the Crest - Series A (2)	San Antonio, TX	3/1/2050	6.00%	8,759,000
Avistar (February 2013 Acquisition) - Series B (3 Bonds)	San Antonio, TX	4/1/2050	9.00%	6,921,000
Avistar at the Oak - Series A (2)	San Antonio, TX	8/1/2050	6.00%	5,878,000
Avistar in 09 - Series A (2)	San Antonio, TX	8/1/2050	6.00%	5,482,000
Avistar on the Hill - Series A (2)	San Antonio, TX	8/1/2050	6.00%	3,091,000
Avistar (June 2013 Acquisition) - Series B (3 Bonds) (2)	San Antonio, TX	9/1/2050	9.00%	6,484,000
Bella Vista (1)	Gainesville, TX	4/1/2046	6.15%	6,545,000
Bridle Ridge (1)	Greer, SC	1/1/2043	6.00%	7,715,000
Brookstone (1)	Waukegan, IL	5/1/2040	5.45%	9,338,603
Copper Gate Apartments	Lafayette, IN	12/1/2029	6.25%	5,220,000
Cross Creek (1)	Beaufort, SC	3/1/2049	6.15%	8,497,933
Greens of Pine Glen - Series A (2)	Durham, NC	10/1/2047	6.50%	8,437,501
Greens of Pine Glen - Series B (2)	Durham, NC	10/1/2047	12.00%	948,291
Lake Forest Apartments (1)	Daytona Beach, FL	12/1/2031	6.25%	8,997,000
Ohio Bond - Series A (2)	Ohio	6/1/2050	7.00%	14,498,000
Ohio Bond - Series B	Ohio	6/1/2050	10.00%	3,583,590
Renaissance - Series A	Baton Rouge, LA	6/1/2050	6.00%	3,850,000
Renaissance - Series B	Baton Rouge, LA	6/1/2050	12.00%	1,250,000
Renaissance - Series C	Baton Rouge, LA	6/1/2015	12.00%	2,875,000
Runnymede (1)	Austin, TX	10/1/2042	6.00%	10,525,000
Southpark (1)	Austin, TX	12/1/2049	6.13%	13,795,000
The Palms at Premier Park	Columbia, SC	1/1/2050	6.25%	20,152,000
The Suites on Paseo (2)	San Diego, CA	12/1/2048	6.25%	35,750,000
Tyler Park Townhomes Series A	Greenfield, CA	1/1/2030	5.75%	6,075,000
Tyler Park Townhomes Series B	Greenfield, CA	1/1/2016	5.50%	2,025,000
Vantage at Judson	San Antonio, TX	2/1/2053	9.00%	6,049,000
Vantage at Harlingen	San Antonio, TX	10/1/2053	9.00%	6,692,000
Villages at Lost Creek	San Antonio, TX	6/1/2041	6.25%	18,090,000
Westside Village Market Series A	Shafter, CA	1/1/2030	5.75%	3,970,000
Westside Village Market Series B	Shafter, CA	1/1/2016	5.50%	1,430,000
Woodlynn Village (1)	Maplewood, MN	11/1/2042	6.00%	4,426,000
Total Mortgage Bonds				$299,841,918

(1) Bonds owned by ATAX TEBS I, LLC, Note 11
(2) Bond held by Deutsche Bank AG in a secured financing transaction, Note 11